SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of basic and diluted net income per share of common stock - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net income	$ 794,950	$ 11,045,567
Redeemable
Numerator:
Allocation of net income	$ 460,174	$ 8,836,454
Denominator:
Basic weighted average shares outstanding (in shares)	6,898,644	20,125,000
Diluted weighted average shares outstanding (in shares)	6,898,644	20,125,000
Basic net income per share of Common Stock (in dollars per share)	$ 0.07	$ 0.44
Diluted net income per share of Common Stock (in dollars per share)	$ 0.07	$ 0.44
Non-redeemable
Numerator:
Allocation of net income	$ 335,609	$ 2,209,113
Denominator:
Basic weighted average shares outstanding (in shares)	5,031,250	5,031,250
Diluted weighted average shares outstanding (in shares)	5,031,250	5,031,250
Basic net income per share of Common Stock (in dollars per share)	$ 0.07	$ 0.44
Diluted net income per share of Common Stock (in dollars per share)	$ 0.07	$ 0.44